Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	0 Months Ended
	Mar. 31, 2013	Feb. 12, 2013 Subsequent Event [Member] Nurse Travel Division [Member]
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses	$ 31.0	$ 31.0